Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents

6.Cash and cash equivalents

Cash and cash equivalents include a cashable Guaranteed Investment Certificate totaling $61,568 earning interest of 0.5% per annum and maturing on December 4, 2022 (December 31, 2020 - cashable Guaranteed Investment Certificate totaling $61,506 earning interest of 0.1% per annum and maturing on December 4, 2021). The Guaranteed Investment Certificate may be redeemed prior to maturity without penalty.